Cover	Nov. 12, 2024
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41224
Entity Registrant Name	Abpro Holdings, Inc.
Entity Central Index Key	0001893219
Entity Tax Identification Number	87-1013956
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	68 Cummings Park Drive
Entity Address, Address Line Two	Floor 5
Entity Address, City or Town	Woburn
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01801
Country Region	1
City Area Code	800
Local Phone Number	396-5890
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Atlantic Coastal Acquisition Corp. II
Shares of Common Stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Shares of Common Stock, par value $0.0001 per share
Trading Symbol	ABP
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	ABPWW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	6 St Johns Lane
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013